Convertible Senior Notes - Summary of Convertible Debt (Details) - Convertible Debt - 0.125% Convertible Senior Notes Due 2025 - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal	$ 920,000	$ 920,000
Unamortized offering costs	(9,037)	(9,434)
Unamortized discounts	0	(152,558)
Net carrying amount	$ 910,963	$ 758,008